Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation - Results by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	$ 3,935	$ 4,246	$ 8,511	$ 8,649
Inventory holding gains (losses)
Profit (loss) before interest and taxation	4,016	5,556	9,680	10,051
Finance costs	853	535	1,720	1,088
Net finance expense relating to pensions and other post-retirement benefits	15	31	30	62
Profit (loss) before taxation	3,148	4,990	7,930	8,901
US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	498	(20)	1,269	339
Non-US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	3,437	4,266	7,242	8,310
Reportable segments
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	3,901	4,095	8,490	8,658
Reportable segments | Upstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	2,469	3,514	5,353	6,688
Inventory holding gains (losses)
Inventory holding gains (losses)	(10)	4	(8)	5
Reportable segments | Downstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	1,288	840	3,053	2,553
Inventory holding gains (losses)
Inventory holding gains (losses)	93	1,196	1,139	1,265
Reportable segments | Rosneft
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	525	766	1,011	1,013
Inventory holding gains (losses)
Inventory holding gains (losses)	(2)	110	38	132
Other businesses and corporate
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	(381)	(1,025)	(927)	(1,596)
Consolidation adjustment and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment – UPII	$ 34	$ 151	$ 21	$ (9)